Loans and borrowings - Narrative (Details) - Floating interest rate - Trade Financing $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure In Entirety Of Trade Financing [Line Items]
Proceeds from trade financing liabilities	$ 22
Repayments of trade financing liabilities	22
Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings notional amount	$ 15
Bottom | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	120 days
Top of range | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	180 days
Hongkong Interbank Offer Rate (%) | Reverse factoring arrangement
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.00%
Hongkong Interbank Offer Rate (%) | Remaining Portion (%) | Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%
USD reference rate (%) | Remaining Portion (%) | Trade receivables pledged
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%